Business combinations - Summary of Intangible Assets Acquired Comprises (Detail) - Work Area [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Customer relationship
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Estimated Fair Value in thousands of U.S. dollars	$ 6,780
Estimated useful life in years	8 years
Software
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Estimated Fair Value in thousands of U.S. dollars	$ 310
Estimated useful life in years	3 years